Consolidated Balance Sheets (Unaudited) (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Statement of Financial Position [Abstract]
Cash	$ 486,742	$ 7,251,657	$ 19,679
Payroll taxes receivable			39,153
Prepaid expenses	106,404	4,443	20,000
Deferred costs	49,256
Total Current Assets	642,402	7,256,100	78,832
Computer Equipment	25,391	12,255	3,300
Software License	62,563	62,563	62,563
Less: Accumulated Depreciation	(48,710)	(35,696)	(13,727)
Net Fixed Assets	39,244	39,122	52,136
Investment in oil and gas properties (Note 3 and 8)	25,245,717	20,160,581	7,574,581
Total Other Assets	25,245,717	20,160,581	7,574,581
Total Assets	25,927,363	27,455,803	7,705,549
Accounts payable and accrued liabilities	337,821	282,286	387,692
Accounts payable to operators of working interests	2,370,000	974,769	1,150,000
Loans payable related parties (Note 6)	26,574	26,574	26,574
Shareholder loans payable and accrued interest (Net of note discount of $110,277 at August 31, 2011 and $856,433 at August 31, 2010) (Note 7)		1,389,634	3,223,516
Total Current Liabilities	2,734,395	2,673,263	4,787,782
Total Liabilities	2,734,395	2,673,263	4,787,782
Preferred stock, 50,000,000 shares authorized, none issued or outstanding
Common Stock Authorized: 700,000,000 shares with a par value of $0.001 Issued and Outstanding: 460,267,726 as of February 29, 2012 and 454,667,726 as of August 31, 2011 and 293,700,000 as of August 31, 2010	460,268	454,668	293,700
Additional paid-in capital	43,503,151	42,445,865	6,992,910
Common stock subscribed		824,600	0
Accumulated other comprehensive income	(597)	(29)
Deficit Accumulated During The Development Stage	(20,769,854)	(18,942,564)	(4,368,843)
Total Stockholders' Equity	23,192,968	24,782,540	2,917,767
Total Liabilities and Stockholders' Equity	$ 25,927,363	$ 27,455,803	$ 7,705,549